Provisions	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Provisions	Provisions
Details of provisions

(in thousands of euros)	As of December 31, 2023	Increases	Decreases(1)	Currency translation adjustments	As of June 30, 2024
Lump-sum retirement benefits	323	38	—	—	361
Non-current provisions	323	38	—	—	361
Provisions for disputes	506	101	(324)	7	291
Provisions for charges	253	88	(14)	—	328
Current provisions	760	190	(337)	7	619
Total provisions	1,083	228	(337)	7	980
(1)See Note 16.4 Depreciation, amortization and provision expenses for the nature of these decreases

Commitments for retirement benefits

	As of
(in thousands of euros)	June 30, 2024	December 31, 2023
Provision as of beginning of period	323	270
Cost of services	33	65
Discounting costs	5	10
Expense for the period	38	75
Actuarial gains or losses recognized in other comprehensive income	—	(22)
Provision as of the end of period	361	323

The assumptions used to measure lump-sum retirement benefits are as follows:

Measurement date	June 30, 2024	December 31, 2023
Retirement assumptions	Executive: Age 66 Non-Executive: Age 64	Executive: Age 66 Non-Executive: Age 64
Social security contribution rate	45%	45%
Discount rate	3.30%	3.30%
Mortality tables	Regulatory table INSEE 2017 -2019	Regulatory table INSEE 2017 -2019
Salary increase rate (including inflation)	Executive: 4% Non-Executive: 3.5%	Executive: 4% Non-Executive: 3.5%
Staff turnover	Constant average rate of 8.40%	Constant average rate of 8.40%
Duration	20 years	20 years
The rights granted to Company employees are defined in the collective agreement for the pharmaceutical industry (manufacturing and sales of pharmaceutical products).
The staff turnover rate was determined using a historical average over the 2018-2023 period.